Preparation Of Interim Financial Statements (Consolidated Statements of Income) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017 [1]	Mar. 31, 2017	Dec. 31, 2016 [3]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other cost of services										$ 37,942	$ 38,582	$ 37,418
Selling, general and administrative										35,465	36,845	35,706
Operating Income (Loss)	$ 1,281		$ 5,807	$ 6,526	$ 6,356	$ 4,816	$ 5,950	$ 6,103	$ 6,674	19,970	23,543	20,362
Other income (expense) - net										1,597	1,081	4,371
Profit Loss	$ 19,136		$ 3,123	$ 4,014	$ 3,574	$ 2,515	$ 3,418	$ 3,515	$ 3,885	29,847	13,333	13,687
Historical Accounting Method [Member] | New Accounting Pronouncement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other cost of services										37,511	38,276	35,782
Selling, general and administrative										34,917	36,347	32,919
Operating Income (Loss)										20,949	24,347	24,785
Other income (expense) - net										618	277	(52)
Profit Loss										29,847	13,333	13,687
Effect of Adoption [Member] | ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other cost of services										431	306	1,636
Selling, general and administrative										548	498	2,787
Operating Income (Loss)										(979)	(804)	(4,423)
Other income (expense) - net										979	804	4,423
Profit Loss										$ 0	$ 0	$ 0

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]
Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.